Derivatives - Balance Sheet (Details) $ in Thousands, € in Millions		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Derivative [Line Items]
Asset derivatives at fair value	[1]	$ 22,351	$ 26,807
Liability derivatives at fair value	[1]	(18,667)	(36,486)
Fair value		3,684
Derivatives designated as hedges [Member]
Derivative [Line Items]
Asset derivatives at fair value		0
Liability derivatives at fair value		(2,464)
Fair value		(2,464)
Net notional exposure			0
Derivatives designated as hedges [Member] | Foreign exchange forward contracts
Derivative [Line Items]
Asset derivatives at fair value		0
Liability derivatives at fair value		(2,464)
Fair value		(2,464)
Net notional exposure		226,019		€ 0
Derivatives not designated as hedges [Member]
Derivative [Line Items]
Asset derivatives at fair value		22,351	26,807
Liability derivatives at fair value		(16,203)	(36,486)
Fair value		6,148	(9,679)
Derivatives not designated as hedges [Member] | Foreign exchange forward contracts
Derivative [Line Items]
Asset derivatives at fair value		17,820	8,559
Liability derivatives at fair value		(1,209)	(20,328)
Fair value		16,611	(11,769)
Net notional exposure		2,231,871	2,862,927
Derivatives not designated as hedges [Member] | Futures contracts
Derivative [Line Items]
Asset derivatives at fair value			3,367
Liability derivatives at fair value			0
Fair value			3,367
Net notional exposure			917,696
Derivatives not designated as hedges [Member] | Insurance-linked securities
Derivative [Line Items]
Asset derivatives at fair value		2,824	11,985
Liability derivatives at fair value		(2,568)	0
Fair value		256	11,985
Net notional exposure	[2]	59,257	78,879
Derivatives not designated as hedges [Member] | Total return swaps
Derivative [Line Items]
Asset derivatives at fair value		1,697	2,505
Liability derivatives at fair value		(3,232)	(3,269)
Fair value		(1,535)	(764)
Net notional exposure		41,980	42,147
Derivatives not designated as hedges [Member] | Interest rate swaps
Derivative [Line Items]
Asset derivatives at fair value		10	0
Liability derivatives at fair value		(9,194)	(12,298)
Fair value		(9,184)	(12,298)
Net notional exposure	[3]	$ 1,840	192,215
Derivatives not designated as hedges [Member] | TBAs
Derivative [Line Items]
Asset derivatives at fair value			391
Liability derivatives at fair value			(591)
Fair value			(200)
Net notional exposure			$ 501,405

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.
[2]	Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above included the Company's best estimate of the present value of future expected claims.
[3]	The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.